Bank Loans	12 Months Ended
Sep. 30, 2024
Bank Loans [Abstract]
BANK LOANS

Note 11 — BANK LOANS

Short-term bank loans

Short-term bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. Short-term borrowings consisted of the following:

	September 30, 2024	September 30, 2023
China Construction Bank (“CCB”)	$-	$33,717
Total	$-	$33,717

On July 28, 2023, the Company entered into a loan agreement with China Construction Bank for unsecured revolving lines of credit with a term of one year, pursuant to which a facility of up to approximately $33,717 (RMB246,000) was made available to the Company, at a fixed rate of 3.9% per annum. The loan was fully repaid upon maturity.

Long-term bank loans

Long-term bank loans consisted of the following:

	September 30, 2024	September 30, 2023
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (1)	$1,424,989	$1,370,613
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (2)	698,244	671,602
Wenzhou Minshang Bank (3)	1,211,240	1,165,022
Total	$3,334,473	$3,207,237
Less: Long-term bank loans - current portion	(1,567,487)	-
Long-term bank loans - non-current portion	$1,766,986	$3,207,237

(1)

On April 19, 2022, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $370,497 (RMB2,600,000) for a term from April 19, 2022 to March 28, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loan. CEO and his family members also provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. The Company has repaid $65,549 (RMB460,000) of principal as of September 30, 2024.

On September 14, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $854,993 (RMB6,000,000) from September 14, 2022 to September 8, 2025 at a fixed annual interest rate of 5.45%. WFOE guaranteed for the repayment of the loans. CEO also provided personal guaranty for the repayment of the loans. The CEO with his wife pledged personal properties as collateral to secure the loans and provided personal guaranty for the repayment of the loans.

On September 15, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $265,048 (RMB1,860,000) from September 15, 2022 to September 12, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loans. CEO and his family members also provided personal guaranty for the repayment of the loans. CEO and his wife pledged their personal properties as collateral to secure the loans.

(2)	On January 16, 2023, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $698,244 (or RMB4,900,000) for a term from January 17, 2023 to January 16, 2026 at a fixed rate of 4.56% per annum. WFOE and CEO guaranteed for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.

(3)	On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,211,240 (or RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.

For the years ended September 30, 2024, 2023 and 2022, the weighted average annual interest rate for the bank loans was approximately 6.6%, 6.8% and 7.9%, respectively. Interest expenses for the above-mentioned loans amount to $214,519, $317,918 and $158,173 for the years ended September 30, 2024, 2023 and 2022, respectively.

The repayment schedule for the bank loans are as follows:

Twelve months ending September 30,	Repayment
2025	$1,567,487
2026	840,743
2027	71,249
2028	854,994
Total	$3,334,473